Sale Of Equipment Installment Receivables (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended			43 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Changes In Other Assets [Line Items]
Other Assets - current	$ 10,757	$ 14,232		$ 10,757
Outstanding derecognized receivables at end of period	7,446			7,446
Deferred Purchase Price [Member]
Changes In Other Assets [Line Items]
Other Assets	2,749	3,090		2,749
Other Assets - current	1,781	1,606		1,781
Finance Receivables [Member]
Changes In Other Assets [Line Items]
Other Assets	6,079	5,665		6,079
Finance Receivables [Member] | Notes Receivable [Member]
Changes In Other Assets [Line Items]
Gross equipment installment receivables balance - current	3,340	3,425		3,340
Finance Receivables, Net [Member]
Changes In Other Assets [Line Items]
Cash proceeds from sale of receivables, net	$ 5,623	$ 4,574	$ 4,439	$ 4,337